SHARE CAPITAL - Dividend (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ShareCapital
Dividends declared (per share)		$ 0.01
Dividend Declared One
ShareCapital
Dividends declared (per share)	$ 0.01
Dividend Declared Two
ShareCapital
Dividends declared (per share)	0.01
Dividend Declared Three
ShareCapital
Dividends declared (per share)	0.01
Dividend Declared Four
ShareCapital
Dividends declared (per share)	0.01
Dividend Paid One
ShareCapital
Dividends paid (per share)	0.01
Dividend Paid Two
ShareCapital
Dividends paid (per share)	0.01
Dividend Paid Three
ShareCapital
Dividends paid (per share)	0.01
Dividend Paid Four
ShareCapital
Dividends paid (per share)	0.01
Dividend Paid Five
ShareCapital
Dividends paid (per share)	$ 0.01